Investments in Associates and Joint Ventures - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 25, 2017
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate	£ 211	£ 688
Reynolds American Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest acquired					57.80%
Dividends paid by the associate	£ 0	477
Agrokor d.d.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Shares owned by related party in non-controlling interest	26.00%
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate	£ 204	204
Percentage of interest in associate	29.57%
Associates And Joint Ventures
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Deemed gain related to the investment in Reynolds		30,521
Dividends paid by the associate	£ 211	£ 688
Associates And Joint Ventures | Reynolds American Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest acquired					57.80%
Deemed gain related to the investment in Reynolds	30,521
Gains on disposals of investment	£ 23,288
Associates And Joint Ventures | ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of interest in associate	29.57%	29.71%	29.89%	30.06%
Subsidiaries
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Gains (losses) on remeasuring available-for-sale financial assets, before tax		£ (27)